UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year-end:           December 31st

Date of reporting period:         July 1, 2014 to September 30, 2014

Item 1:	Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (77.6%)
Aerospace & Defense (0.4%)
$ 750	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B, B3)	07/15/18	9.750	$814,688

Airlines (0.4%)
500	Continental Airlines 2012-3, Class C Pass Thru Certificates§	(B+, B1)	04/29/18	6.125	530,000
200	United Continental Holdings, Inc., Company Guaranteed Notes	(B, B2)	06/01/18	6.375	210,000

					740,000

Auto Parts & Equipment (1.2%)
180	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)§	(BB, Ba2)	03/15/20	8.125	190,350
500	Meritor, Inc., Company Guaranteed Notes (Callable 06/15/16 @ 105.06)§	(B-, B3)	06/15/21	6.750	522,500
1,750	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC, Caa1)	02/15/19	8.625	1,696,975

					2,409,825

Beverages (0.1%)
237	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)‡	(CCC+, Caa2)	11/15/18	10.000	223,669

Brokerage (1.5%)
1,000	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡	(B, B1)	02/15/18	7.750	1,070,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	1,489,875
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	396,000

					2,955,875

Building & Construction (1.2%)
1,000	AV Homes, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/16 @ 106.38)‡	(B-, Caa1)	07/01/19	8.500	993,750
500	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	357,500
1,000	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	1,021,875

					2,373,125

Building Materials (2.7%)
1,750	Euramax International, Inc., Global Senior Secured Notes (Callable 10/31/14 @ 104.75)	(B-, Caa2)	04/01/16	9.500	1,715,000
1,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(CCC+, Caa2)	01/15/19	7.250	1,040,000
1,850	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	1,937,875
650	Interline Brands, Inc., PIK, Global Senior Unsecured Notes (Callable 11/15/14 @ 105.00)	(CCC+, Caa2)	11/15/18	10.000	680,875

					5,373,750

Chemicals (4.5%)
150	Axalta Coating Systems Dutch Holding B, Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)§‡	(B-, Caa1)	05/01/21	7.375	161,625
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	497,500
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)§	(BB+, Ba3)	11/15/20	6.375	1,446,375
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)§‡	(BB-, Ba3)	05/01/20	7.500	534,375
750	INEOS Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 102.94)‡	(B-, B3)	02/15/19	5.875	740,625
350	INEOS Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)§‡	(B-, B3)	08/15/18	6.125	350,438
1,650	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ 103.94)	(B-, B2)	11/01/18	7.875	1,683,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$ 1,125	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B-, B2)	02/01/19	7.750	$1,170,000
1,000	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)‡	(CCC+, Caa1)	06/01/19	6.875	998,750
276	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes (Callable 10/31/14 @ 100.00)‡	(CC, NR)	05/08/17	9.000	180,963
1,000	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,106,250

					8,869,901

Consumer Products (2.1%)
1,595	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 10/31/14 @ 103.00)	(B-, Caa1)	11/01/17	7.750	1,565,094
1,125	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/31/14 @ 104.50)	(B, B3)	10/01/18	9.000	1,175,625
750	Ontex IV S.A., Rule 144A, Senior Secured Notes (Callable 09/01/14 @ 103.75)‡€	(BB-, Ba3)	04/15/18	7.500	984,150
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B-, Caa1)	02/01/20	8.125	428,000

					4,152,869

Diversified Capital Goods (1.5%)
1,000	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	1,056,250
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	1,577,125
—	FCC Holdings Finance Subsidiary, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/14 @ 100.00)‡^	(CCC+, Ca)	12/15/15	13.000	19
359	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(BB-, Ba3)	09/01/20	8.750	387,720

					3,021,114

Diversified Financial Services (0.7%)
1,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)‡	(CCC+, Caa2)	08/01/22	7.250	1,455,000

Electric - Distribution/Transportation (0.5%)
1,000	Zebra Technologies Corp., Senior Secured Notes (Callable 10/15/17 @ 105.44)	(B, B2)	10/15/22	7.250	1,000,000

Electronics (0.5%)
1,000	NCSG Crane & Heavy Haul Services, Rule 144A, Secured Notes (Callable 08/15/17 @ 109.50)‡^	(B-, B3)	08/15/19	9.500	1,007,500

Energy-Exploration & Production (6.1%)
1,900	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	1,966,500
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B, B3)	02/15/18	8.250	2,029,312
1,000	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)‡[1]	(NR, NR)	03/28/19	7.500	1,007,500
600	Memorial Production Finance Corp., Global Company Guaranteed Notes (Callable 05/01/17 @ 103.81)	(B-, Caa1)	05/01/21	7.625	600,000
675	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	707,063
895	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)	(B+, B2)	03/15/22	6.875	948,700
1,510	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	1,623,250
1,200	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	1,242,360
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B-, B3)	06/15/19	8.500	1,168,960
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB+, Ba2)	03/15/21	5.750	689,000

					11,982,645

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Food - Wholesale (0.4%)
$ 116	Big Heart Pet Brands, Global Company Guaranteed Notes (Callable 10/31/14 @ 103.81)	(CCC+, Caa1)	02/15/19	7.625	$115,420
600	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡	(BB-, B2)	08/01/21	5.875	609,000

					724,420

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.^[2]	(NR, NR)	10/23/19	0.000	1,000

Gaming (0.8%)
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 10/31/14 @ 101.21)‡	(B-, Caa1)	11/15/19	7.250	605,000
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	986,377

					1,591,377

Gas Distribution (2.4%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,676,250
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	343,438
750	Genesis Energy LP, Company Guaranteed Notes (Callable 06/15/19 @ 102.81)§	(B, B1)	06/15/24	5.625	724,687
2,000	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	2,070,000

					4,814,375

Health Facilities (2.5%)
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	536,250
1,360	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	1,462,000
696	Symbion, Inc., Global Company Guaranteed Notes (Callable 10/17/14 @ 100.00)	(CCC+, Caa2)	08/23/15	11.000	696,000
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 10/30/14 @ 103.75)	(B, B2)	06/15/16	8.000	1,219,062
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	1,100,000

					5,013,312

Health Services (2.6%)
1,600	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)§‡	(B-, B3)	08/01/19	8.750	1,600,000
232	inVentiv Health, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 08/15/15 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	215,760
168	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/14 @ 105.00)‡	(CCC, Caa3)	08/15/18	10.000	136,080
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B, B3)	11/15/18	8.000	1,587,727
550	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	646,250
1,000	STHI Holding Corp., Rule 144A, Secured Notes (Callable 10/31/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	1,036,250

					5,222,067

Insurance Brokerage (2.0%)
1,850	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	1,924,000
775	Hub Holdings Finance, Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 07/15/15 @ 102.00)‡	(CCC+, Caa2)	07/15/19	8.125	761,438
900	Onex York Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)‡	(CCC+, Caa2)	10/01/22	8.500	897,750
300	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/14 @ 101.00)‡£#	(NR, B1)	02/15/18	6.060	447,437

					4,030,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Investments & Misc. Financial Services (0.7%)
$ 750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	$1,324,780

Leisure (0.6%)
1,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	1,218,750

Media - Broadcast (0.8%)
1,000	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 104.78)	(B+, B1)	11/01/21	6.375	1,027,500
573	Sinclair Television Group, Inc., Global Unsecured Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	585,893

					1,613,393

Media - Cable (1.9%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	822,000
150	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/18	7.750	163,125
600	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/20	8.000	662,250
1,000	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	1,077,500
1,000	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	1,095,000

					3,819,875

Media - Diversified (2.2%)
1,750	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	1,824,375
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,969,275
600	Outerwall, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 104.41)‡	(BB-, Ba3)	06/15/21	5.875	568,500

					4,362,150

Media - Services (1.8%)
425	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	432,438
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,515,562
1,650	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(B+, B1)	01/15/21	6.000	1,678,875

					3,626,875

Metals & Mining - Excluding Steel (5.8%)
1,350	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡§	(CCC, Caa2)	04/01/21	7.000	1,046,250
700	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B-, B3)	10/01/18	10.000	738,500
1,350	Calcipar S.A., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	1,397,250
1,050	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	1,047,375
1,100	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	1,226,500
1,841	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,951,460
1,500	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC+, Caa2)	06/01/19	11.000	1,552,500
1,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	1,700,000
1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	877,500

					11,537,335

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services (4.9%)
$ 1,900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)‡	(BB-, B1)	12/01/20	7.500	$1,995,000
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)§‡	(B, B2)	08/01/19	8.125	812,000
1,200	Pacific Drilling S.A., Reg S, Senior Unsecured Notes[1]	(NR, NR)	02/23/15	8.250	1,218,000
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	604,500
950	Parker Drilling Co., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 103.38)‡	(B+, B1)	07/15/22	6.750	959,500
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/15 @ 104.31)§‡	(B+, Ba3)	11/01/18	8.625	1,582,500
1,500	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	1,515,000
1,000	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 01/15/15 @ 103.94)‡	(BB, B1)	01/15/19	7.875	1,039,375

					9,725,875

Oil Refining & Marketing (2.8%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)‡	(B+, B1)	08/15/22	6.250	521,250
2,000	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	2,050,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	1,033,500
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	1,947,125

					5,551,875

Packaging (1.9%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)§‡	(CCC+, Caa1)	01/31/21	6.750	1,002,500
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)‡	(NR, Caa1)	11/15/20	7.000	89,559
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, Caa1)	10/15/20	9.250	407,398
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	1,965,625
330	Signode Industrial Group U.S., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 104.78)‡	(CCC+, Caa1)	05/01/22	6.375	317,625

					3,782,707

Pharmaceuticals (0.4%)
800	Capsugel S.A., PIK, Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ 102.00)‡	(B-, Caa1)	05/15/19	7.000	799,500

Printing & Publishing (0.6%)
1,000	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 08/01/15 @ 104.88)‡	(B+, B1)	08/01/18	9.750	1,072,500

Real Estate Investment Trusts (1.9%)
2,000	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	2,065,000
1,200	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B3)	07/01/19	5.000	1,161,000
425	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.41)§‡	(B+, B2)	08/01/22	5.875	417,562

					3,643,562

Restaurants (0.9%)
650	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/01/17 @ 103.00)‡	(B-, Caa1)	04/01/22	6.000	649,188
1,100	Seminole Hard Rock International LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 104.41)‡	(BB-, B2)	05/15/21	5.875	1,067,000

					1,716,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software - Services (4.2%)
$ 1,000	Comdata, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/14/14 @ 100.00)‡	(CCC, Caa2)	11/15/17	8.125	$1,003,750
1,850	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, B3)	05/01/19	8.625	1,965,625
775	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(BB-, B1)	06/15/19	7.375	817,702
422	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)§‡	(BB-, B1)	11/01/20	6.750	448,375
625	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	884,275
1,500	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, B2)	01/15/23	4.500	1,335,000
1,698	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	1,787,145

					8,241,872

Specialty Retail (0.8%)
1,450	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 10/31/14 @ 105.34)	(B+, B3)	05/15/19	7.125	1,522,500

Steel Producers/Products (0.3%)
550	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/14 @ 106.19)§‡	(B-, Caa1)	03/15/18	8.250	557,563

Support - Services (3.2%)
1,075	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	1,134,125
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)‡	(B-, Caa1)	11/15/21	7.250	750,000
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	1,856,497
950	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡§	(B, B3)	05/15/18	7.000	971,375
575	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, Ba3)	02/15/21	6.625	606,625
915	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B1)	05/15/20	7.375	976,763

					6,295,385

Telecom - Integrated/Services (2.9%)
925	Altice S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 105.81)‡	(B, B3)	05/15/22	7.750	957,375
350	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡^[2]ø	(NR, NR)	01/15/15	0.000	—
322	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(B-, B3)	06/15/21	7.625	352,590
600	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B+, B3)	04/01/19	7.250	632,250
750	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)§	(B+, B3)	04/01/21	7.500	803,437
250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/15 @ 103.38)	(B-, Caa2)	06/01/18	6.750	258,125
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)§	(B-, Caa2)	06/01/21	7.750	818,000
700	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	706,125
1,200	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)‡	(B+, Ba3)	05/15/24	6.250	1,198,500

					5,726,402

Telecom - Wireless (1.1%)
650	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	657,312
1,575	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	1,575,000

					2,232,312

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecommunications Equipment (1.5%)
$ 1,200	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)§‡	(B, B1)	04/01/19	7.000	$1,170,000
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB+, Ba1)	12/01/16	9.500	1,808,375

					2,978,375

Textiles & Apparel (0.3%)
150	IT Holding Finance S.A., Company Guaranteed Notes€ø	(NR, NR)	11/15/25	9.875	1,866
500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(B-, B3)	04/15/19	9.875	546,356

					548,222

Theaters & Entertainment (1.3%)
50	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/18 @ 103.06)§‡	(BB+, Ba2)	09/15/23	6.125	53,250
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)§	(B-, B3)	02/15/22	5.875	784,688
857	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(B-, B3)	12/01/20	9.750	948,056
650	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(BB, B1)	05/15/19	7.375	692,250

					2,478,244

Transportation - Excluding Air/Rail (0.7%)
400	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)‡	(BB-, B1)	01/15/22	7.375	381,500
1,000	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	982,500

					1,364,000

TOTAL CORPORATE BONDS (Cost $152,637,790)					153,517,377

BANK LOANS (13.6%)
Auto Parts & Equipment (0.4%)
750	Jason, Inc.#	(CCC+, Caa1)	05/21/22	9.000	742,500

Beverages (0.2%)
500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	456,668

Building Materials (0.6%)
1,184	Panolam Industries International, Inc.#	(BB-, B2)	08/30/17	7.757	1,183,562

Chemicals (2.4%)
1,750	AZ Chem U.S., Inc.#	(B-, B1)	06/12/22	7.500	1,763,851
1,990	Ravago Holdings America, Inc.#	(BB-, B2)	12/20/20	5.500	1,997,473
1,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	1,016,665

					4,777,989

Consumer Products (0.8%)
1,500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	1,519,372

Electronics (0.8%)
1,463	FIDJI Luxembourg (BC4) Sarl#	(BB-, B1)	12/24/20	6.250	1,474,383

Financial Services (0.5%)
1,000	Mergermarket U.S.A., Inc.#	(CCC+, Caa2)	02/04/22	7.500	965,000

Gaming (0.9%)
993	Abercrombie & Kent U.S. Group Holdings, Inc.^#	(NR, NR)	12/09/18	5.000	947,837
750	CBAC Borrower LLC#	(B-, B3)	07/02/20	8.250	766,875

					1,714,712

Health Services (0.4%)
750	Phillips-Medisize Corp.#	(CCC+,Caa2)	06/16/22	8.250	745,313

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Hotels (0.6%)
$ 1,250	Four Seasons Holdings, Inc.#	(B-, Caa1)	12/28/20	6.250	$1,254,687

Investments & Misc. Financial Services (1.5%)
1,000	Ascensus, Inc.#	(CCC+, Caa1)	12/02/20	9.000	1,015,000
494	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	491,281
1,500	Transfirst Holdings, Inc.#	(NR, Caa1)	06/27/18	8.000	1,496,250

					3,002,531

Machinery (0.6%)
1,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	1,268,750

Media - Broadcast (0.3%)
500	All3Media International€#	(B, B3)	06/30/22	8.250	627,283

Oil Field Equipment & Services (0.5%)
1,000	Shelf Drilling Holdings Ltd.#	(B+, B1)	10/08/18	10.000	1,007,500

Packaging (0.4%)
750	Berlin Packaging LLC#	(CCC+, Caa2)	09/24/22	6.750	755,625

Printing & Publishing (0.1%)
21	HIBU Connect S.A.£#	(CCC+, NR)	03/03/19	1.500	—
509	YH Ltd.#	(CCC-, NR)	03/03/24	1.000	—
240	YH Ltd.#	(CCC+, NR)	03/03/19	5.233	233,459

					233,459

Software - Services (0.5%)
995	Intralinks, Inc.#	(BB, B2)	02/21/19	7.250	990,025

Specialty Retail (0.8%)
1,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/26/20	8.500	1,513,597

Telecom - Integrated/Services (0.5%)
1,000	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	999,375

Telecom - Wireless (0.4%)
918	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/03/16	7.500	876,650

Theaters & Entertainment (0.4%)
1,000	CKX, Inc.#	(B+, B2)	06/21/17	9.000	875,000

TOTAL BANK LOANS (Cost $26,732,909)					26,983,981

ASSET BACKED SECURITIES (7.0%)
Collateralized Debt Obligations (7.0%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡[2]	(NR, NR)	01/20/25	0.000	968,318
2,000	CIFC Funding Ltd., 2012-2X#	(BB-, NR)	12/05/24	6.234	1,998,832
1,000	ECP CLO Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/20/25	4.434	892,533
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A‡#	(BB, NR)	11/15/24	5.634	950,838
1,000	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.633	936,516
1,000	Hildene CLO II Ltd., 2014-2A, Rule 144A‡#	(NR, Ba3)	07/19/26	5.376	917,676
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A‡#	(B, NR)	03/14/22	6.734	989,943
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A‡#	(BB-, NR)	01/15/26	4.834	879,276
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	4.984	894,635
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(B, NR)	08/13/25	6.134	1,326,755
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.435	969,848
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A‡#	(NR, Ba2)	07/15/26	5.284	1,178,758
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A‡#	(NR, Ba3)	05/01/26	4.790	883,732

TOTAL ASSET BACKED SECURITIES (Cost $13,932,411)					13,787,660

Number of Shares

COMMON STOCKS (0.2%)
Automakers (0.0%)
1,219	Safelite Realty Corp.^*				—

Number of Shares				Value

COMMON STOCKS
Building & Construction (0.1%)
14,400	Ashton Woods U.S.A. LLC, Class B^*			$196,848

Building Materials (0.0%)
372	Dayton Superior Corp.^*			—

Gaming (0.0%)
36,250	Majestic Holdco LLC^*			25,375
1,500	Progressive Gaming International Corp.*			6

				25,381

Media (0.0%)
196,453	Hibu PLC£*			—

Media - Broadcast (0.1%)
26,986	Cumulus Media, Inc., Class A§*			108,754

TOTAL COMMON STOCKS (Cost $323,655)				330,983

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.^* (Cost $156,000)			—

SHORT-TERM INVESTMENTS (8.0%)
13,336,676	State Street Navigator Prime Portfolio, 0.15%§§			13,336,676

Par (000)		Maturity	Rate%

$2,585	State Street Bank and Trust Co. Euro Time Deposit	10/01/14	0.010	2,585,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,921,676)				15,921,676

TOTAL INVESTMENTS AT VALUE (106.4%) (Cost $209,704,441)				210,541,677

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.4%)				(12,593,151)

NET ASSETS (100.0%)				$197,948,526

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
§	Security or portion thereof is out on loan.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $78,777,539 or 39.8% of net assets.
€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
[1]	REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
[2]	Zero coupon security.
£	This security is denominated in British Pound.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2014.
ø	Bond is currently in default.
*	Non-income producing security.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2014.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
EUR	1,350,000	USD	1,734,264	10/15/14	Morgan Stanley	$1,734,264	$1,705,530	$(28,734)
USD	6,901,746	EUR	5,075,000	10/15/14	Morgan Stanley	(6,901,746)	(6,411,529)	490,217
USD	1,999,436	GBP	1,170,000	10/15/14	Morgan Stanley	(1,999,436)	(1,896,536)	102,900

								$564,383

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

—	Level 1 – quoted prices in active markets for identical investments
—	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$152,508,858	$1,008,519	$153,517,377
Bank Loans	—	26,036,144	947,837	26,983,981
Asset Backed Securities	—	13,787,660	—	13,787,660
Common Stocks	108,760	—	222,223	330,983
Preferred Stocks	—	—	—	—
Short-term Investments	—	15,921,676	—	15,921,676
Other Financial Instruments*
Forward Foreign Currency Contracts	—	564,383	—	564,383

	$108,760	$208,818,721	$2,178,579	$211,106,060

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2014 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Total
Balance as of December 31, 2013	$3,943	$6,992,382	$214,704	$0	$7,211,029
Accrued discounts (premiums)	5	95,992	—	—	95,997
Purchases	1,000,038	944,792	—	—	1,944,830
Sales	(4,045)	(1,407,341)	—	—	(1,411,386)
Realized gain (loss)	(849,933)	133,869	—	—	(716,064)
Change in unrealized appreciation (depreciation)	857,511	(257,084)	(17,856)	0	582,571
Transfers into Level 3	1,000	—	25,375	—	26,375
Transfers out of Level 3	—	(5,554,773)	—	—	(5,554,773)

Balance as of September 30, 2014	$1,008,519	$947,837	$222,223	$0	$2,178,579

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2014	$7,546	$468	$(17,856)	$0	$(9,842)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended September 30, 2014, there were no significant transfers in and out of Level 1 and Level 2, but there was $26,375 transferred in from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity and $5,554,773 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)         As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name:     John G. Popp

Title:       Chief Executive Officer and President

Date:       November 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name:     John G. Popp

Title:       Chief Executive Officer and President

Date:       November 13, 2014

/s/Bruce S. Rosenberg

Name:     Bruce S. Rosenberg

Title:       Chief Financial Officer

Date:       November 13, 2014